DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of changes in deferred income
The following table summarizes the change in deferred revenue:

	Notes	2019 Prepay Arrangement	2022 Prepay Arrangements	Total
Balance, January 1, 2022		$189.7	$—	$189.7
Proceeds from gold prepayment		—	236.0	236.0
Revenue recognized		(195.0)	—	(195.0)
Finance costs	31	5.3	4.8	10.1
Balance, December 31, 2022		$—	$240.8	$240.8
Finance costs	31	—	10.8	10.8
Balance, December 31, 2023		$—	$251.6	$251.6
Current portion of deferred revenue		$—	$240.7	$240.7
Non-current deferred revenue		—	10.9	10.9
		$—	$251.6	$251.6